CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Executive compensation [Member]	Management fee [Member]	Common Stock [Member]	Common Stock [Member] Executive compensation [Member]	Common Stock [Member] Management fee [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Executive compensation [Member]	Additional Paid-In Capital [Member] Management fee [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Executive compensation [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Management fee [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Executive compensation [Member]	Accumulated Deficit [Member] Management fee [Member]
Balances at Jan. 30, 2010	$ 221,079						$ 276,984			$ 330			$ (56,235)
Balance, shares at Jan. 30, 2010				100
Stock-based compensation	1,119						1,119
Capital contribution
Net income (loss)	(7,051)												(7,051)
Foreign currency translation adjustment-net of tax	657									657
Balances at Jan. 29, 2011	215,804						278,103			987			(63,286)
Balance, shares at Jan. 29, 2011				100
Stock-based compensation	1,557						1,557
Capital contribution		6,350	6,000					6,350	6,000
Net income (loss)	20,588												20,588
Foreign currency translation adjustment-net of tax	163									163
Capitalization of Restoration Hardware Holdings, Inc.	1						1
Capitalization of Restoration Hardware Holdings, Inc., shares				900
Balances at Jan. 28, 2012	250,463						292,011			1,150			(42,698)
Balances, shares at Jan. 28, 2012				1,000
Stock-based compensation	116,183						116,183
Conversion of Restoration Hardware Holdings, Inc. common stock upon Reorganization				(1,000)
Capital contribution
Issuance of common stock upon Reorganization				3			(3)
Issuance of common stock upon Reorganization, shares				32,188,891
Issuance of common stock-net of issuance costs	97,693			1			97,692
Issuance of common stock-net of issuance costs, shares				4,782,609
Vesting of stock awards				996,135
Net income (loss)	(12,789)												(12,789)
Foreign currency translation adjustment-net of tax	61									61
Balances at Feb. 02, 2013	$ 451,611			$ 4			$ 505,883			$ 1,211			$ (55,487)
Balances, shares at Feb. 02, 2013				37,967,635